American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2040 Portfolio
April 30, 2025

One Choice Blend+ 2040 Portfolio - Schedule of Investments
APRIL 30, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 49.5%
Avantis U.S. Equity Fund G Class	440,297	7,634,745
Avantis U.S. Small Cap Value Fund G Class	46,056	677,939
Focused Dynamic Growth Fund G Class(2)	54,530	3,642,588
Focused Large Cap Value Fund G Class	493,030	5,023,973
Growth Fund G Class	26,597	1,465,521
Heritage Fund G Class	44,993	1,232,370
Mid Cap Value Fund G Class	77,672	1,188,388
Small Cap Growth Fund G Class	31,114	677,973
		21,543,497
International Equity Funds — 22.9%
Avantis Emerging Markets Equity Fund G Class	112,847	1,345,131
Avantis International Equity Fund G Class	214,706	2,810,498
Emerging Markets Fund G Class	84,547	985,817
Focused International Growth Fund G Class	89,235	1,605,339
Global Real Estate Fund G Class	72,460	944,877
International Small-Mid Cap Fund G Class	64,070	648,390
International Value Fund G Class	59,569	585,561
Non-U.S. Intrinsic Value Fund G Class	110,396	1,028,895
		9,954,508
Domestic Fixed Income Funds — 20.1%
Avantis Core Fixed Income Fund G Class	778,031	6,519,897
High Income Fund G Class	189,926	1,618,169
Inflation-Adjusted Bond Fund G Class	55,772	601,226
Short Duration Fund G Class	865	8,493
Short Duration Inflation Protection Bond Fund G Class	1,984	21,292
		8,769,077
International Fixed Income Funds — 7.5%
Emerging Markets Debt Fund G Class	96,571	863,348
Global Bond Fund G Class	273,799	2,398,476
		3,261,824
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $38,886,631)		43,528,906
OTHER ASSETS AND LIABILITIES — 0.0%		337
TOTAL NET ASSETS — 100.0%		$43,529,243

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$7,053	$1,895	$1,045	$(268)	$7,635	440	$84	$108
Avantis U.S. Small Cap Value Fund	668	174	22	(142)	678	46	2	27
Focused Dynamic Growth Fund(3)	3,445	1,074	954	78	3,643	55	132	—
Focused Large Cap Value Fund	4,686	1,510	911	(261)	5,024	493	(13)	439
Growth Fund	1,068	557	55	(104)	1,466	27	1	71
Heritage Fund	1,096	322	122	(64)	1,232	45	26	132
Mid Cap Value Fund	1,167	279	168	(90)	1,188	78	(12)	98
Small Cap Growth Fund	640	119	27	(54)	678	31	2	8
Avantis Emerging Markets Equity Fund	1,181	383	204	(15)	1,345	113	1	40
Avantis International Equity Fund	2,590	576	485	129	2,810	215	14	101
Emerging Markets Fund	922	182	135	17	986	85	(2)	19
Focused International Growth Fund	1,415	265	103	28	1,605	89	(1)	13
Global Real Estate Fund	881	183	128	9	945	72	(13)	29
International Small-Mid Cap Fund	595	118	44	(20)	649	64	(5)	18
International Value Fund	457	148	66	47	586	60	4	26
Non-U.S. Intrinsic Value Fund	993	293	218	(39)	1,029	110	(12)	119
Avantis Core Fixed Income Fund	7,342	1,402	2,252	28	6,520	778	(52)	244
High Income Fund	1,850	214	439	(7)	1,618	190	(7)	95
Inflation-Adjusted Bond Fund	675	48	152	31	602	56	(20)	12
Short Duration Fund	—	8	—	—	8	1	—	—
Short Duration Inflation Protection Bond Fund	—	21	—	—	21	2	—	—
Emerging Markets Debt Fund	982	84	223	20	863	97	(10)	33
Global Bond Fund	2,710	302	661	47	2,398	274	(35)	74
American Century Low Volatility ETF	—	30	30	—	—	—	(1)	—
	$42,416	$10,187	$8,444	$(630)	$43,529	3,421	$83	$1,706
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.